Condensed Consolidating Guarantor Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed consolidating statements of operations
Revenues	$ 47,981	$ 32,439	$ 33,437	$ 15,321	$ 9,046	$ 7,920	$ 8,402	$ 6,655	$ 129,178	$ 32,724	$ 6,844
Expenses									206,286	54,852	22,476
Loss from continuing operations before non-controlling interest									(77,108)	(22,128)	(15,632)
Loss from continuing operations before non-controlling interest									(77,108)	(22,128)	(15,632)
Gain (loss) from continuing operations before income taxes and non- controlling interest										(22,128)	(15,632)
Income tax benefit									696	(63)
Net income (loss)									(77,108)
Net (income) loss attributable to non-controlling interest									(249)	(129)	63
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations									(76,661)	(22,257)	(15,569)
Income from discontinued operations									0	8,457	445
Net loss									(77,357)	(13,800)	(15,124)
Dividend on Preferred Stock									(14,007)	(2,467)	(26)
Net loss attributable to common shareholders	(60,921)	(1,952)	(18,497)	(9,298)	(1,900)	(4,324)	(5,994)	(4,049)	(90,668)	(16,267)	(15,150)
Magnum Hunter Resources Corporation [Member]
Condensed consolidating statements of operations
Revenues									1,056	1,312	981
Expenses									68,757	27,339	16,054
Loss from continuing operations before non-controlling interest									(67,701)	(26,027)	(15,073)
Equity in net income of subsidiary									(8,960)	3,770	(491)
Gain (loss) from continuing operations before income taxes and non- controlling interest										(22,257)	(15,564)
Net income (loss)									(76,661)
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations										(22,257)	(15,564)
Income from discontinued operations										8,457	445
Net loss									(76,661)	(13,800)	(15,119)
Dividend on Preferred Stock									(14,007)	(2,467)	(26)
Net loss attributable to common shareholders									(90,668)	(16,267)	(15,145)
Magnum Hunter Resources Corporation [Member] | Senior Notes under May 16, 2012 Indenture
Condensed consolidating statements of operations
Revenues									1,056	1,312	981
Expenses									68,757	27,339	16,054
Loss from continuing operations before non-controlling interest									(67,701)	(26,027)	(15,073)
Equity in net income of subsidiary									(8,960)	3,770	(496)
Gain (loss) from continuing operations before income taxes and non- controlling interest									(76,661)		(15,569)
Net income (loss)									(76,661)	(22,257)
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations											(15,569)
Income from discontinued operations										8,457	445
Net loss										(13,800)	(15,124)
Dividend on Preferred Stock									(14,007)	(2,467)	(26)
Net loss attributable to common shareholders									(90,668)	(16,267)	(15,150)
Guarantor Subsidiaries [Member]
Condensed consolidating statements of operations
Revenues									100,504	21,765	104
Expenses									111,994	18,293	152
Loss from continuing operations before non-controlling interest									(11,490)	3,472	(48)
Gain (loss) from continuing operations before income taxes and non- controlling interest										3,472	(48)
Income tax benefit									571
Net income (loss)									(11,490)
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations										3,472	(48)
Net loss									(11,490)	3,472	(48)
Net loss attributable to common shareholders									(10,919)	3,472	(48)
Guarantor Subsidiaries [Member] | Senior Notes under May 16, 2012 Indenture
Condensed consolidating statements of operations
Revenues									105,536	31,698	5,881
Expenses									118,026	28,436	6,434
Loss from continuing operations before non-controlling interest									(12,490)	3,262	(553)
Gain (loss) from continuing operations before income taxes and non- controlling interest									(12,490)		(553)
Income tax benefit									571
Net income (loss)									(12,168)	3,262
Net (income) loss attributable to non-controlling interest									249	(129)	63
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations											(490)
Net loss										3,133	(490)
Net loss attributable to common shareholders									(12,168)	3,133	(490)
Non-Guarantor Subsidiaries [Member]
Condensed consolidating statements of operations
Revenues									31,370	11,984	5,777
Expenses									29,287	11,557	6,282
Loss from continuing operations before non-controlling interest									2,083	427	(505)
Gain (loss) from continuing operations before income taxes and non- controlling interest										427	(505)
Income tax benefit									125
Net income (loss)									2,083
Net (income) loss attributable to non-controlling interest									(249)	(129)	63
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations										298	(442)
Net loss									1,834	298	(442)
Net loss attributable to common shareholders									1,959	298	(442)
Non-Guarantor Subsidiaries [Member] | Senior Notes under May 16, 2012 Indenture
Condensed consolidating statements of operations
Revenues									26,365	2,051
Expenses									23,282	1,414
Loss from continuing operations before non-controlling interest									3,083	637
Gain (loss) from continuing operations before income taxes and non- controlling interest									3,083
Income tax benefit									125
Net income (loss)									3,208	637
Net loss										637
Net loss attributable to common shareholders									3,208	637
Eliminations [Member]
Condensed consolidating statements of operations
Revenues									(3,752)	(2,337)	(18)
Expenses									(3,752)	(2,337)	(12)
Loss from continuing operations before non-controlling interest											(6)
Equity in net income of subsidiary									8,960	(3,770)	491
Gain (loss) from continuing operations before income taxes and non- controlling interest										(3,770)	485
Net income (loss)									8,960
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations										(3,770)	485
Net loss									8,960	(3,770)	485
Net loss attributable to common shareholders									8,960	(3,770)	485
Eliminations [Member] | Senior Notes under May 16, 2012 Indenture
Condensed consolidating statements of operations
Revenues									(3,779)	(2,337)	(18)
Expenses									(3,779)	(2,337)	(12)
Loss from continuing operations before non-controlling interest											(6)
Equity in net income of subsidiary									8,960	(3,770)	496
Gain (loss) from continuing operations before income taxes and non- controlling interest									8,960		490
Net income (loss)									8,960	(3,770)
Net loss attributable to Magnum Hunter Resources Corporation from continuing operations											490
Net loss										(3,770)	490
Net loss attributable to common shareholders									$ 8,960	$ (3,770)	$ 490